Annual Total Returns [BarChart] - Pioneer Mid Cap Value VCT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(5.64%)
Annual Return 2012	11.11%
Annual Return 2013	33.10%
Annual Return 2014	15.09%
Annual Return 2015	(6.14%)
Annual Return 2016	16.56%
Annual Return 2017	13.17%
Annual Return 2018	(19.34%)
Annual Return 2019	28.44%
Annual Return 2020	2.14%